Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related-Party Transactions
Schedule of transactions with key management personnel

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Wages and salaries	944	1,113	1,369
Benefits in kind	46	47	42
Pension plan expenses	41	66	77
Share‑based compensation expense	354	280	259
Attendance fees	200	206	258
Net total	1,585	1,712	2,005